Eaton Vance
Global Macro Absolute Return Advantage Fund
July 31, 2023 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2023, the value of the Fund’s investment in the Portfolio was $1,774,328,537 and the Fund owned 74.1% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 2.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Interest Only:(1)
Series 2770, Class SH, 1.918%, (7.10% - 30-day average SOFR), 3/15/34(2)	$654	$ 70,655
Series 4791, Class JI, 4.00%, 5/15/48	7,466	1,511,399
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2020-DNA4, Class B1, 11.184%, (30-day average SOFR + 6.11%), 8/25/50(3)(4)	6,523	7,312,611
Series 2020-HQA4, Class B1, 10.434%, (30-day average SOFR + 5.36%), 9/25/50(3)(4)	3,295	3,586,360
Series 2022-HQA1, Class M1B, 8.569%, (30-day average SOFR + 3.50%), 3/25/42(3)(4)	2,521	2,603,352
Series 2022-HQA1, Class M2, 10.319%, (30-day average SOFR + 5.25%), 3/25/42(3)(4)	5,043	5,384,579
Federal National Mortgage Association:
Interest Only:(1)
Series 424, Class C8, 3.50%, 2/25/48	9,486	1,706,401
Series 2010-109, Class PS, 1.417%, (6.60% - 30-day Average SOFR), 10/25/40(2)	1,401	102,935
Series 2018-21, Class IO, 3.00%, 4/25/48	8,373	1,483,170
Series 2018-58, Class BI, 4.00%, 8/25/48	1,374	267,882
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(3)(5)	47,139	40,784,098
Total Collateralized Mortgage Obligations (identified cost $92,652,030)		$ 64,813,442

Common Stocks — 5.5%
Security	Shares	Value
Bulgaria — 0.4%
Eurohold Bulgaria AD(6)	11,352,961	$ 10,829,098
		$ 10,829,098
Cyprus — 0.8%
Bank of Cyprus Holdings PLC	6,389,418	$ 20,178,279
Galaxy Cosmos Mezz PLC(6)	48,440	29,448
Sunrisemezz PLC(6)	272,828	76,671
		$ 20,284,398
Georgia — 0.5%
Bank of Georgia Group PLC	100,867	$ 4,217,341
Georgia Capital PLC(6)	323,200	3,856,665
TBC Bank Group PLC	109,976	3,515,065
		$ 11,589,071
Security	Shares	Value
Greece — 2.1%
Alpha Services and Holdings S.A.(6)	1,820,600	$ 3,278,737
Eurobank Ergasias Services and Holdings S.A.(6)	3,074,700	5,371,164
Hellenic Telecommunications Organization S.A.	325,212	5,132,484
JUMBO S.A.	203,438	6,070,418
Motor Oil (Hellas) Corinth Refineries S.A.	109,300	2,762,273
Mytilineos S.A.	145,257	6,044,981
National Bank of Greece S.A.(6)	640,500	4,410,940
OPAP S.A.	233,095	4,099,569
Piraeus Financial Holdings S.A.(6)	2,652,700	10,047,657
Public Power Corp. S.A.(6)	186,100	2,201,928
Titan Cement International S.A.	7,468	157,043
		$ 49,577,194
Iceland — 0.4%
Arion Banki HF(3)	1,970,378	$ 2,233,371
Eik Fasteignafelag HF	6,056,328	567,220
Eimskipafelag Islands HF	483,446	1,960,109
Hagar HF	1,926,423	989,851
Islandsbanki HF	1,104,783	989,895
Reginn HF(6)	2,864,793	545,533
Reitir Fasteignafelag HF	1,754,792	1,144,414
Siminn HF	3,351,976	257,944
		$ 8,688,337
Indonesia — 0.4%
Bank Central Asia Tbk PT	6,100,000	$ 3,694,351
Bank Mandiri Persero Tbk PT	6,600,000	2,508,959
Bank Negara Indonesia Persero Tbk PT	690,000	406,205
Bank Rakyat Indonesia Persero Tbk PT	8,500,000	3,182,433
		$ 9,791,948
Romania — 0.1%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica S.A.(6)	58,267	$ 1,456,870
		$ 1,456,870
United Kingdom — 0.0%(7)
Tesnik Cuatro, Ltd.(8)	584,285	$ 655,977
		$ 655,977
Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC(6)	438,625	$ 1,697,747
Binh Minh Plastics JSC	45,300	187,454
Coteccons Construction JSC(6)	148,570	450,969
FPT Corp.	1,352,975	5,231,522
Ho Chi Minh City Infrastructure Investment JSC(6)	868,000	759,824

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam (continued)
Hoa Phat Group JSC(6)	1,601,821	$ 1,909,327
KIDO Group Corp.	38,090	104,510
Masan Group Corp.(6)	167,040	616,115
Mobile World Investment Corp.	1,116,000	2,707,092
Phu Nhuan Jewelry JSC	477,066	1,672,731
Refrigeration Electrical Engineering Corp.	576,424	1,631,791
SSI Securities Corp.	280,688	352,138
Vietnam Dairy Products JSC	352,996	1,163,129
Vingroup JSC(6)	458,952	1,068,410
		$ 19,552,759
Total Common Stocks (identified cost $106,632,244)		$ 132,425,652

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)		Value
India — 0.2%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(9)	USD	4,605	$ 3,826,824
Total Convertible Bonds (identified cost $4,605,000)			$ 3,826,824

Foreign Corporate Bonds — 3.2%
Security	Principal Amount (000's omitted)		Value
Armenia — 0.2%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(9)	USD	5,041	$ 4,952,782
			$ 4,952,782
Brazil — 0.1%
Coruripe Netherlands BV:
10.00%, 2/10/27(3)	USD	1,194	$ 847,382
10.00%, 2/10/27(9)	USD	2,847	2,020,516
			$ 2,867,898
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(9)	EUR	1,742	$ 1,619,323
			$ 1,619,323
Security	Principal Amount (000's omitted)		Value
Chile — 0.1%
VTR Comunicaciones SpA:
4.375%, 4/15/29(9)	USD	2,249	$ 1,328,754
5.125%, 1/15/28(9)	USD	2,243	1,326,543
			$ 2,655,297
China — 0.1%
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	2,385	$ 184,837
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(9)(10)	USD	7,800	594,750
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(9)(10)	USD	2,800	322,048
8.35%, 4/19/23(9)(10)	USD	5,201	585,202
Times China Holdings, Ltd.:
5.55%, 6/4/24(9)(10)	USD	6,284	338,850
6.75%, 7/16/23(9)(10)	USD	4,471	201,195
			$ 2,226,882
Georgia — 0.2%
Georgia Capital JSC:
6.125%, 3/9/24(3)	USD	2,580	$ 2,563,875
6.125%, 3/9/24(9)	USD	2,988	2,969,325
			$ 5,533,200
Iceland — 0.8%
Arion Banki HF, 6.00%, 4/12/24(9)	ISK	1,720,000	$ 12,843,645
Landsbankinn HF, 5.00%, 11/23/23(9)	ISK	1,020,000	7,670,985
WOW Air HF:
0.00%(8)(10)(11)	EUR	121	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(8)(10)	EUR	5,500	0
			$ 20,514,630
India — 0.2%
JSW Steel, Ltd., 5.05%, 4/5/32(9)	USD	2,277	$ 1,855,824
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(9)	USD	2,214	1,987,974
			$ 3,843,798
Mexico — 0.1%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(9)(10)	USD	5,879	$ 88,185
10.00%, 12/19/22(9)(10)	USD	2,697	40,454
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(3)	USD	2,068	1,861,200
			$ 1,989,839

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Moldova — 0.3%
Aragvi Finance International DAC, 8.45%, 4/29/26(9)	USD	8,981	$ 6,215,750
			$ 6,215,750
Nigeria — 0.2%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(9)	USD	618	$ 565,606
SEPLAT Energy PLC, 7.75%, 4/1/26(9)	USD	4,892	4,381,520
			$ 4,947,126
Paraguay — 0.1%
Frigorifico Concepcion S.A., 7.70%, 7/21/28(3)	USD	3,595	$ 3,079,908
			$ 3,079,908
Saint Lucia — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(9)	USD	1,633	$ 1,484,462
			$ 1,484,462
South Africa — 0.2%
HTA Group, Ltd., 7.00%, 12/18/25(9)	USD	3,569	$ 3,415,926
Petra Diamonds US Treasury PLC, 9.75% PIK, 3/8/26(9)	USD	1,021	928,716
			$ 4,344,642
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(9)	USD	6,868	$ 6,153,472
			$ 6,153,472
Uzbekistan — 0.2%
International Finance Corp., 16.00%, 2/21/25	UZS	25,000,000	$ 2,160,467
Ipoteka-Bank ATIB, 5.50%, 11/19/25(9)	USD	1,336	1,241,738
National Bank of Uzbekistan, 4.85%, 10/21/25(9)	USD	1,236	1,180,380
			$ 4,582,585
Total Foreign Corporate Bonds (identified cost $115,860,904)			$ 77,011,594

Loan Participation Notes — 2.3%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 2.3%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(8)(9)(12)	UZS	316,179,530	$ 27,370,186
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(8)(9)(12)	UZS	331,541,810	27,216,668
Total Loan Participation Notes (identified cost $46,616,801)			$ 54,586,854

Reinsurance Side Cars — 0.7%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2021A, 0.00%, 3/21/25(3)(8)(13)(14)	519,292	$ 236,278
Series 2022A, 0.00%, 3/20/26(3)(8)(13)(14)	387,743	267,310
Series 2022B, 0.00%, 3/20/26(3)(8)(13)(14)	812,887	571,622
Mt. Logan Re, Ltd., Series A-1(6)(8)(14)(15)	8,600	8,269,746
Sussex Capital, Ltd.:
Designated Investment Series 14(6)(8)(14)(15)	1,114	178,563
Designated Investment Series 14(6)(8)(14)(15)	1,081	632,069
Series 14, Preference Shares(8)(14)(15)	7,500	7,487,147
Total Reinsurance Side Cars (identified cost $17,819,923)		$ 17,642,735

Senior Floating-Rate Loans — 0.8%(16)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.1%
Desa, LLC, Term Loan, 2.50%, 6/30/24(8)(17)	$1,125	$ 600,321
		$ 600,321
Mexico — 0.7%
Petroleos Mexicanos, Term Loan, 8.311%, (SOFR + 3.00%), 6/28/24	$17,248	$ 17,118,640
		$ 17,118,640
Total Senior Floating-Rate Loans (identified cost $18,052,906)		$ 17,718,961

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 53.6%
Security	Principal Amount (000's omitted)		Value
Albania — 1.7%
Albania Government International Bond:
3.50%, 10/9/25(9)	EUR	3,150	$ 3,340,769
3.50%, 6/16/27(9)	EUR	304	312,467
3.50%, 11/23/31(9)	EUR	200	184,753
5.90%, 6/9/28(9)	EUR	34,124	37,026,910
			$ 40,864,899
Argentina — 0.1%
Provincia del Chubut Argentina, 7.75%, 7/26/30(9)	USD	2,380	$ 2,081,124
			$ 2,081,124
Armenia — 1.8%
Republic of Armenia Treasury Bond:
8.00%, 10/29/31	AMD	1,195,992	$ 2,668,497
9.00%, 4/29/26	AMD	1,257,450	3,129,411
9.25%, 4/29/28	AMD	949,560	2,331,527
9.60%, 10/29/33	AMD	11,708,200	28,636,635
9.75%, 10/29/50	AMD	1,427,165	3,485,682
9.75%, 10/29/52	AMD	1,543,990	3,763,812
			$ 44,015,564
Barbados — 1.2%
Government of Barbados, 6.50%, 10/1/29(9)	USD	29,804	$ 28,089,987
			$ 28,089,987
Benin — 1.9%
Benin Government International Bond:
4.875%, 1/19/32(9)	EUR	12,386	$ 10,603,568
4.95%, 1/22/35(9)	EUR	9,220	7,415,199
6.875%, 1/19/52(9)	EUR	33,995	27,378,283
			$ 45,397,050
Chile — 1.9%
Bonos de la Tesoreria de la Republica en pesos, 5.30%, 11/1/37(3)(9)	CLP	38,300,000	$ 45,216,347
			$ 45,216,347
Cyprus — 0.9%
Cyprus Government International Bond:
2.75%, 2/26/34(9)	EUR	2,016	$ 2,003,622
Security	Principal Amount (000's omitted)		Value
Cyprus (continued)
Cyprus Government International Bond: (continued)
4.125%, 4/13/33(9)	EUR	17,969	$ 20,589,924
			$ 22,593,546
Dominican Republic — 4.0%
Dominican Republic:
8.00%, 1/15/27(9)	DOP	128,350	$ 2,147,892
8.00%, 2/12/27(9)	DOP	621,240	10,417,388
9.75%, 6/5/26(9)	DOP	34,550	628,154
12.00%, 8/8/25(3)	DOP	557,110	10,230,260
12.75%, 9/23/29(3)	DOP	1,010,500	20,819,467
13.00%, 6/10/34(9)	DOP	402,900	8,863,095
13.625%, 2/3/33(3)	DOP	827,650	18,238,904
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(9)	DOP	46,050	764,781
12.00%, 10/3/25(3)	DOP	379,500	6,976,234
13.00%, 12/5/25(3)	DOP	497,230	9,431,814
13.00%, 1/30/26(3)	DOP	342,670	6,529,799
			$ 95,047,788
Ecuador — 0.1%
Republic of Ecuador, 1.50% to 7/31/23, 7/31/40(9)(18)	USD	5,728	$ 1,282,965
			$ 1,282,965
Egypt — 0.4%
Arab Republic of Egypt:
6.375%, 4/11/31(9)	EUR	5,395	$ 3,578,598
7.50%, 2/16/61(9)	USD	2,808	1,544,344
8.70%, 3/1/49(9)	USD	6,386	3,748,129
			$ 8,871,071
El Salvador — 0.1%
Republic of El Salvador, 5.875%, 1/30/25(9)	USD	2,121	$ 1,943,122
			$ 1,943,122
Ethiopia — 0.9%
Ethiopia Government International Bond, 6.625%, 12/11/24(9)	USD	32,194	$ 22,296,277
			$ 22,296,277
Ghana — 0.6%
Ghana Government International Bond:
6.375%, 2/11/27(9)(10)	USD	1,367	$ 628,257
7.625%, 5/16/29(9)(10)	USD	3,936	1,800,720

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Ghana (continued)
Ghana Government International Bond: (continued)
7.75%, 4/7/29(9)(10)	USD	6,734	$ 3,089,222
7.875%, 2/11/35(9)(10)	USD	1,481	683,618
8.125%, 3/26/32(9)(10)	USD	4,115	1,895,925
8.625%, 4/7/34(9)(10)	USD	6,908	3,177,680
8.627%, 6/16/49(9)(10)	USD	1,204	541,800
8.75%, 3/11/61(9)(10)	USD	4,200	1,872,360
8.875%, 5/7/42(9)(10)	USD	2,929	1,313,656
8.95%, 3/26/51(9)(10)	USD	555	249,950
			$ 15,253,188
Greece — 0.0%(7)
Hellenic Republic Government Bond, 0.00%, GDP-Linked, 10/15/42	EUR	218,317	$ 928,951
			$ 928,951
Honduras — 0.7%
Honduras Government International Bond:
5.625%, 6/24/30(9)	USD	10,013	$ 8,260,725
6.25%, 1/19/27(9)	USD	9,635	8,888,287
7.50%, 3/15/24(9)	USD	0(19)	79
			$ 17,149,091
Iceland — 1.4%
Republic of Iceland:
5.00%, 11/15/28	ISK	2,319,313	$ 16,120,674
6.50%, 1/24/31	ISK	1,273,622	9,567,207
8.00%, 6/12/25	ISK	1,168,841	8,871,845
			$ 34,559,726
India — 5.2%
India Government Bond:
7.10%, 4/18/29	INR	6,988,000	$ 84,621,931
7.26%, 2/6/33	INR	3,161,740	38,784,210
			$ 123,406,141
Indonesia — 1.8%
Indonesia Government Bond:
7.125%, 6/15/42	IDR	101,384,000	$ 7,103,267
7.125%, 6/15/43	IDR	464,841,000	32,990,148
7.375%, 5/15/48	IDR	36,392,000	2,577,364
			$ 42,670,779
Security	Principal Amount (000's omitted)		Value
Iraq — 0.6%
Republic of Iraq, 5.80%, 1/15/28(9)	USD	14,892	$ 13,868,716
			$ 13,868,716
Ivory Coast — 0.8%
Ivory Coast Government International Bond:
6.625%, 3/22/48(9)	EUR	9,913	$ 8,245,574
6.875%, 10/17/40(9)	EUR	11,282	9,985,922
			$ 18,231,496
Kenya — 0.5%
Government of Kenya:
7.00%, 5/22/27(9)	USD	4,157	$ 3,771,792
8.00%, 5/22/32(9)	USD	9,704	8,404,731
			$ 12,176,523
Lebanon — 0.4%
Lebanese Republic:
5.80%, 4/14/20(9)(10)	USD	332	$ 24,880
6.00%, 1/27/23(9)(10)	USD	1,485	100,894
6.10%, 10/4/22(9)(10)	USD	5,684	425,959
6.15%, 6/19/20(10)	USD	442	33,150
6.20%, 2/26/25(9)(10)	USD	440	32,983
6.25%, 5/27/22(10)	USD	740	55,456
6.25%, 11/4/24(9)(10)	USD	11,108	830,823
6.25%, 6/12/25(9)(10)	USD	7,800	585,000
6.375%, 3/9/20(10)	USD	6,504	487,410
6.40%, 5/26/23(10)	USD	11,020	827,382
6.65%, 4/22/24(9)(10)	USD	13,568	1,015,673
6.65%, 11/3/28(9)(10)	USD	2,923	217,778
6.85%, 5/25/29(10)	USD	9,378	702,787
7.00%, 12/3/24(10)	USD	4,878	366,362
7.00%, 3/20/28(9)(10)	USD	13,884	1,039,911
7.15%, 11/20/31(9)(10)	USD	12,224	915,578
8.20%, 5/17/33(10)	USD	4,223	316,725
8.25%, 4/12/21(9)(10)	USD	2,352	174,648
8.25%, 5/17/34(10)	USD	3,507	253,907
			$ 8,407,306
Mexico — 2.6%
Mexican Udibonos, 4.00%, 11/3/50(20)	MXN	1,119,166	$ 62,889,241
			$ 62,889,241

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
North Macedonia — 2.5%
North Macedonia Government International Bond:
1.625%, 3/10/28(9)	EUR	24,292	$ 22,035,779
3.675%, 6/3/26(9)	EUR	3,970	4,125,150
6.96%, 3/13/27(9)	EUR	30,696	34,917,179
			$ 61,078,108
Panama — 0.1%
Panama Bonos del Tesoro, 6.375%, 7/25/33(3)(9)	USD	2,885	$ 2,864,805
			$ 2,864,805
Paraguay — 0.4%
Republic of Paraguay, 5.40%, 3/30/50(9)	USD	9,793	$ 8,490,758
			$ 8,490,758
Peru — 2.6%
Peru Government Bond:
5.35%, 8/12/40	PEN	70,974	$ 16,829,372
5.40%, 8/12/34	PEN	21,339	5,310,327
7.30%, 8/12/33(3)(9)	PEN	136,689	39,470,746
			$ 61,610,445
Romania — 3.6%
Romania Government International Bond:
1.75%, 7/13/30(9)	EUR	36,399	$ 31,241,611
2.00%, 1/28/32(9)	EUR	797	660,151
2.00%, 4/14/33(9)	EUR	5,022	4,010,266
2.124%, 7/16/31(9)	EUR	2,362	2,014,989
2.125%, 3/7/28(9)	EUR	6,116	5,963,985
3.375%, 1/28/50(9)	EUR	3,514	2,548,416
3.624%, 5/26/30(9)	EUR	439	433,175
3.75%, 2/7/34(9)	EUR	2,626	2,389,090
4.625%, 4/3/49(9)	EUR	20,631	18,621,352
6.625%, 9/27/29(9)	EUR	16,515	19,086,971
			$ 86,970,006
Serbia — 4.8%
Republic of Serbia:
1.00%, 9/23/28(9)	EUR	14,100	$ 12,355,266
1.50%, 6/26/29(9)	EUR	15,362	13,448,743
1.65%, 3/3/33(9)	EUR	9,131	6,929,741
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	5,345,300	44,891,090
5.875%, 2/8/28	RSD	3,900,890	37,793,647
			$ 115,418,487
Security	Principal Amount (000's omitted)		Value
Sri Lanka — 2.0%
Sri Lanka Government International Bond:
5.75%, 4/18/23(9)(10)	USD	13,676	$ 6,222,580
6.20%, 5/11/27(9)(10)	USD	11,845	5,373,447
6.35%, 6/28/24(9)(10)	USD	5,875	2,680,001
6.75%, 4/18/28(9)(10)	USD	14,451	6,551,994
6.825%, 7/18/26(9)(10)	USD	27,346	12,727,535
6.85%, 3/14/24(9)(10)	USD	8,685	3,963,926
6.85%, 11/3/25(9)(10)	USD	15,118	6,984,969
7.55%, 3/28/30(9)(10)	USD	5,603	2,544,046
			$ 47,048,498
Suriname — 2.9%
Republic of Suriname:
9.25%, 10/26/26(3)(10)	USD	200	$ 167,300
9.25%, 10/26/26(9)(10)	USD	80,695	67,501,367
12.875%, 12/30/23(9)(10)	USD	2,634	2,229,681
			$ 69,898,348
Ukraine — 1.0%
Ukraine Government Bond:
9.79%, 5/26/27	UAH	827,453	$ 12,250,314
10.95%, 11/1/23	UAH	57,722	1,266,310
11.67%, 11/22/23	UAH	108,255	2,374,908
12.70%, 10/30/24	UAH	462,780	8,657,661
			$ 24,549,193
Uruguay — 2.9%
Uruguay Government Bond:
3.875%, 7/2/40(20)	UYU	890,339	$ 25,660,762
9.75%, 7/20/33	UYU	1,393,331	39,003,017
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	210,400	5,150,241
			$ 69,814,020
Uzbekistan — 0.0%(7)
Republic of Uzbekistan:
14.00%, 7/19/24(9)	UZS	4,180,000	$ 354,705
14.50%, 11/25/23(9)	UZS	9,040,000	781,370
			$ 1,136,075
Zambia — 1.2%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	220,720	$ 9,894,208
11.00%, 6/28/26	ZMW	8,247	345,150
12.00%, 6/28/28	ZMW	27,000	959,198

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Zambia (continued)
Zambia Government Bond: (continued)
12.00%, 8/30/28	ZMW	2,500	$ 87,880
12.00%, 11/29/28	ZMW	8,500	293,295
13.00%, 1/25/31	ZMW	13,735	456,125
Zambia Government International Bond:
5.375%, 9/20/22(9)(10)	USD	12,888	6,856,223
8.50%, 4/14/24(9)(10)	USD	12,207	7,121,869
8.97%, 7/30/27(9)(10)	USD	3,792	2,199,739
			$ 28,213,687
Total Sovereign Government Bonds (identified cost $1,316,592,016)			$1,284,333,328

Sovereign Loans — 4.2%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.3%
Republic of Ivory Coast, Term Loan, 9.638%, (6 mo. EURIBOR + 5.75%), 1/6/28(4)	EUR	5,090	$ 5,956,138
			$ 5,956,138
Kenya — 0.2%
Government of Kenya, Term Loan, 12.203%, (3 mo. USD LIBOR + 6.45%), 6/29/25(4)	USD	5,262	$ 5,270,109
			$ 5,270,109
Tanzania — 3.7%
Government of the United Republic of Tanzania, Term Loan, 11.672%, (6 mo. USD LIBOR + 6.30%), 4/28/31(4)	USD	87,416	$ 89,431,070
			$ 89,431,070
Total Sovereign Loans (identified cost $98,631,670)			$ 100,657,317

U.S. Government Guaranteed Small Business Administration Loans(21)(22)— 0.6%
Security	Principal Amount (000's omitted)	Value
1.88%, 12/28/42	$1,283	$ 87,083
2.24%, 8/15/40(23)	21,822	1,646,078
2.38%, 11/30/42 to 3/1/43	5,649	493,156
Security	Principal Amount (000's omitted)	Value
2.63%, 10/27/42 to 3/20/43	$5,031	$ 446,567
2.80%, 10/1/40(23)	47,409	4,011,269
2.88%, 11/7/42 to 2/13/43	4,575	501,826
3.03%, 10/12/39(23)	54,730	4,995,379
3.13%, 10/12/42 to 1/2/43	3,006	349,735
3.63%, 10/27/42 to 3/28/43	15,005	2,041,583
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $24,709,548)		$ 14,572,676

Warrants — 0.0%(7)
Security	Shares	Value
IRSA Inversiones y Representaciones S.A., Exp. 3/5/26(6)	383,780	$ 176,539
Total Warrants (identified cost $0)		$ 176,539

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(6)(8)	5,728,000	$ 0
Alpha Holding S.A., Escrow Certificates(6)(8)	11,758,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 17.9%
Affiliated Fund — 7.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(24)	167,112,755	$ 167,112,755
Total Affiliated Fund (identified cost $167,112,755)		$ 167,112,755

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Repurchase Agreements — 6.2%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 7/27/23 with an interest rate of 5.00%, collateralized by USD 8,500,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $6,296,819(25)	USD	6,225	$ 6,224,550
Dated 7/27/23 with an interest rate of 4.80%, collateralized by USD 17,326,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $12,835,140(25)	USD	12,688	12,687,830
Dated 7/27/23 with an interest rate of 4.75%, collateralized by USD 6,824,000 Republic of Colombia, 6.125%, due 1/18/41 and a market value, including accrued interest, of $5,840,549(25)	USD	4,997	4,997,215
Dated 7/27/23 with an interest rate of 4.75%, collateralized by USD 3,500,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $2,592,808(25)	USD	2,563	2,563,050
Barclays Bank PLC:
Dated 7/31/23 with an interest rate of 5.00%, collateralized by USD 9,099,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $6,740,560(25)	USD	7,045	7,045,253
Dated 7/31/23 with an interest rate of 2.75%, collateralized by USD 12,453,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $7,036,945(25)	USD	7,134	7,133,612
Dated 7/31/23 with an interest rate of 0.00%, collateralized by USD 2,080,000 Pakistan Government International Bond, 8.25%, due 9/30/25 and a market value, including accrued interest, of $1,324,397(25)	USD	1,381	1,381,335
Dated 7/28/23 with an interest rate of 2.50%, collateralized by USD 3,536,000 Pakistan Government International Bond, 6.875%, due 12/5/27 and a market value, including accrued interest, of $1,938,416(25)	USD	1,865	1,865,240
Dated 7/28/23 with an interest rate of 2.25%, collateralized by USD 3,400,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $1,921,273(25)	USD	1,832	1,831,750
Dated 7/28/23 with an interest rate of 2.25%, collateralized by EUR 4,206,000 Republic of Poland, 1.125%, due 8/7/26 and a market value, including accrued interest, of $4,820,230(25)	EUR	4,171	4,585,960
Dated 7/28/23 with an interest rate of 0.00%, collateralized by USD 600,000 Pakistan Government International Bond, 8.25%, due 9/30/25 and a market value, including accrued interest, of $382,038(25)	USD	370	369,750
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 7/27/23 with an interest rate of 5.05%, collateralized by USD 14,875,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $11,019,434(25)	USD	11,417	$ 11,416,562
Dated 7/27/23 with an interest rate of 5.00%, collateralized by USD 9,099,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $6,740,560(25)	USD	6,983	6,983,482
Dated 7/27/23 with an interest rate of 5.00%, collateralized by USD 17,500,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $12,964,040(25)	USD	13,431	13,431,250
Dated 7/27/23 with an interest rate of 4.50%, collateralized by USD 14,500,000 Republic of Ecuador, 0.00%, due 7/31/30 and a market value, including accrued interest, of $4,206,161(25)	USD	4,378	4,377,644
Dated 7/27/23 with an interest rate of 2.75%, collateralized by USD 12,453,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $7,036,945(25)	USD	6,764	6,764,329
Dated 7/27/23 with an interest rate of 0.00%, collateralized by USD 2,080,000 Pakistan Government International Bond, 8.25%, due 9/30/25 and a market value, including accrued interest, of $1,324,397(25)	USD	1,350	1,350,152
Dated 7/26/23 with an interest rate of 0.00%, collateralized by USD 600,000 Pakistan Government International Bond, 8.25%, due 9/30/25 and a market value, including accrued interest, of $382,038(25)	USD	382	381,593
Dated 7/19/23 with an interest rate of 0.00%, collateralized by USD 1,040,000 Pakistan Government International Bond, 8.25%, due 9/30/25 and a market value, including accrued interest, of $662,198(25)	USD	675	674,700
Dated 7/17/23 with an interest rate of 0.00%, collateralized by USD 2,121,000 Pakistan Government International Bond, 8.25%, due 9/30/25 and a market value, including accrued interest, of $1,350,503(25)	USD	1,432	1,431,675
Dated 6/20/23 with an interest rate of 2.60%, collateralized by EUR 6,000,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,426,844(25)	EUR	5,505	6,052,750
Dated 6/20/23 with an interest rate of 2.25%, collateralized by EUR 1,800,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,928,053(25)	EUR	1,652	1,815,825
Dated 6/20/23 with an interest rate of 2.10%, collateralized by EUR 3,000,000 Republic of Poland, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,345,186(25)	EUR	2,861	3,145,945

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 7/27/23 with an interest rate of 5.00%, collateralized by USD 6,813,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $5,002,833(25)	USD	5,004	$ 5,004,451
Dated 7/27/23 with an interest rate of 4.95%, collateralized by USD 6,824,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $5,055,235(25)	USD	5,013	5,012,531
Nomura International PLC:
Dated 7/27/23 with an interest rate of 5.05%, collateralized by USD 6,875,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $5,093,016(25)	USD	5,304	5,304,370
Dated 7/27/23 with an interest rate of 5.05%, collateralized by USD 6,826,000 Republic of Colombia, 5.625%, due 2/26/44 and a market value, including accrued interest, of $5,513,994(25)	USD	5,841	5,841,376
Dated 7/27/23 with an interest rate of 5.05%, collateralized by USD 6,825,000 Republic of Colombia, 5.00%, due 6/15/45 and a market value, including accrued interest, of $4,980,325(25)	USD	5,278	5,278,152
Dated 7/27/23 with an interest rate of 4.90%, collateralized by USD 6,824,000 Republic of Colombia, 5.20%, due 5/15/49 and a market value, including accrued interest, of $5,055,235(25)	USD	5,265	5,265,021
Dated 7/27/23 with an interest rate of 3.40%, collateralized by EUR 3,044,000 Republic of Poland, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,965,485(25)	USD	3,102	3,102,081
Dated 7/27/23 with an interest rate of 3.25%, collateralized by USD 6,934,000 Pakistan Government International Bond, 6.00%, due 4/8/26 and a market value, including accrued interest, of $3,918,267(25)	USD	4,307	4,306,599
Total Repurchase Agreements (identified cost $147,555,858)			$ 147,626,033

Sovereign Government Securities — 0.7%
Security	Principal Amount (000's omitted)		Value
Sri Lanka — 0.7%
Sri Lanka Treasury Bill:
0.00%, 9/8/23	LKR	346,000	$ 1,058,710
0.00%, 9/15/23	LKR	238,000	725,578
0.00%, 10/6/23	LKR	1,040,000	3,134,839
0.00%, 10/13/23	LKR	830,000	2,492,129
0.00%, 10/27/23	LKR	933,000	2,779,234
Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Treasury Bill: (continued)
0.00%, 11/24/23	LKR	166,000	$ 488,147
0.00%, 12/8/23	LKR	384,641	1,124,458
0.00%, 1/5/24	LKR	840,000	2,428,835
0.00%, 3/15/24	LKR	200,000	564,121
0.00%, 4/19/24	LKR	857,000	2,390,685
Total Sovereign Government Securities (identified cost $17,508,093)			$ 17,186,736

U.S. Treasury Obligations — 4.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 10/12/23(26)	$55,000	$ 54,420,575
0.00%, 10/26/23(26)	42,000	41,472,472
Total U.S. Treasury Obligations (identified cost $95,906,055)		$ 95,893,047
Total Short-Term Investments (identified cost $428,082,761)		$ 427,818,571

Total Purchased Options and Swaptions — 0.3% (identified cost $8,086,261)	$ 7,315,103
Total Investments — 92.0% (identified cost $2,278,342,064)	$2,202,899,596
Total Written Options — (0.0)%(7) (premiums received $338,138)	$ (220,028)
Securities Sold Short — (6.2)%
Common Stocks — (0.9)%
Security	Shares	Value
New Zealand — (0.9)%
a2 Milk Co., Ltd. (The)(6)	(457,800)	$ (1,570,692)
Auckland International Airport, Ltd.(6)	(598,200)	(3,122,753)
Contact Energy, Ltd.	(389,600)	(2,011,715)
EBOS Group, Ltd.	(32,800)	(786,028)
Fisher & Paykel Healthcare Corp., Ltd., Class C	(236,200)	(3,606,076)
Fletcher Building, Ltd.	(388,900)	(1,348,390)
Infratil, Ltd.	(362,200)	(2,240,301)

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand (continued)
Mainfreight, Ltd.	(42,300)	$ (1,783,995)
Meridian Energy, Ltd.	(604,800)	(2,122,774)
Ryman Healthcare, Ltd.	(238,200)	(1,008,904)
Spark New Zealand, Ltd.	(927,400)	(2,985,807)
Total Common Stocks (proceeds $22,968,101)		$ (22,587,435)
Sovereign Government Bonds — (5.3)%
Security	Principal Amount (000's omitted)		Value
Colombia — (3.6)%
Republic of Colombia:
5.00%, 6/15/45	USD	(6,825)	$ (4,936,721)
5.20%, 5/15/49	USD	(95,747)	(69,878,505)
5.625%, 2/26/44	USD	(6,826)	(5,348,676)
6.125%, 1/18/41	USD	(6,824)	(5,825,456)
			$ (85,989,358)
Ecuador — (0.2)%
Republic of Ecuador, 0.00%, 7/31/30(9)	USD	(14,494)	$ (4,204,420)
			$ (4,204,420)
Pakistan — (0.8)%
Pakistan Government International Bond:
6.00%, 4/8/26(9)	USD	(22,787)	$ (12,447,330)
6.875%, 12/5/27(9)	USD	(3,536)	(1,900,600)
8.25%, 9/30/25(9)	USD	(6,441)	(3,922,569)
			$ (18,270,499)
Poland — (0.7)%
Republic of Poland:
1.00%, 3/7/29(9)	EUR	(10,844)	$ (10,520,625)
1.125%, 8/7/26(9)	EUR	(4,206)	(4,337,479)
2.75%, 5/25/32(9)	EUR	(3,000)	(3,027,091)
			$ (17,885,195)
Total Sovereign Government Bonds (proceeds $119,427,823)			$ (126,349,472)
Total Securities Sold Short (proceeds $142,395,924)			$ (148,936,907)
Value
Other Assets, Less Liabilities — 14.3%	$ 341,347,524
Net Assets — 100.0%	$2,395,090,185
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2023.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $231,277,622 or 9.7% of the Portfolio's net assets.
(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2023.
(6)	Non-income producing security.
(7)	Amount is less than 0.05% or (0.05)%, as applicable.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $773,569,953 or 32.3% of the Portfolio's net assets.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(13)	Quantity held represents principal in USD.
(14)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(15)	Restricted security.

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	Fixed-rate loan.
(18)	Step coupon security. Interest rate represents the rate in effect at July 31, 2023.
(19)	Principal amount is less than $500.
(20)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(21)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(22)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(23)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2023 of all interest only securities comprising the certificate.
(24)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(25)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(26)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.3%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call BRL vs. Put USD	Goldman Sachs International	USD	49,990,000	BRL	4.93	1/22/24	$2,323,035
Call BRL vs. Put USD	UBS AG	USD	5,980,000	BRL	4.90	1/23/24	256,889
Call BRL vs. Put USD	UBS AG	USD	38,250,000	BRL	4.91	1/23/24	1,690,688
Call BRL vs. Put USD (Digital Option)	Bank of America, N.A.	USD	4,832,000	BRL	4.50	10/27/23	670,768
Call BRL vs. Put USD (Digital Option)	Bank of America, N.A.	USD	4,980,000	BRL	4.50	10/27/23	691,314
Call USD vs. Put CNH	Barclays Bank PLC	USD	32,100,000	CNH	7.00	1/18/24	574,012
Call USD vs. Put CNH	Goldman Sachs International	USD	56,300,000	CNH	7.00	1/18/24	1,006,757
Total							$7,213,463
Purchased Credit Default Swaptions (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Call to buy protection on Markit CDX North America High Yield 5-Year Index (CDX.NA.HY.40.V1) at 96, expiring 9/20/28	JPMorgan Chase Bank, N.A.	USD	140,000,000	9/20/23	$101,640
Total					$101,640
(1)	Amount is less than 0.05%.

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	32,100,000	CNH	7.50	1/18/24	$ (79,897)
Call USD vs. Put CNH	Goldman Sachs International	USD	56,300,000	CNH	7.50	1/18/24	(140,131)
Total							$(220,028)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	98,674,818	USD	19,694,000	8/9/23	$ 1,144,354
USD	19,694,000	BRL	98,381,377	8/9/23	(1,082,385)
BRL	47,038,097	USD	8,770,398	9/11/23	1,108,385
USD	29,460,000	BRL	143,433,670	9/11/23	(663,455)
COP	44,769,100,000	USD	10,008,741	9/20/23	1,252,587
COP	42,297,600,000	USD	9,475,290	9/20/23	1,164,352
COP	28,162,360,000	USD	6,304,535	9/20/23	779,493
COP	25,726,900,000	USD	5,776,782	9/20/23	694,625
COP	8,032,200,000	USD	1,879,427	9/20/23	141,012
COP	36,040,000	USD	8,067	9/20/23	998
EUR	14,911,431	USD	16,070,378	9/20/23	363,799
EUR	4,399,566	USD	4,741,509	9/20/23	107,338
EUR	12,800,000	USD	14,032,211	9/20/23	74,917
EUR	9,987,682	USD	10,949,161	9/20/23	58,457
EUR	9,225,477	USD	10,113,581	9/20/23	53,995
EUR	2,058,965	USD	2,218,992	9/20/23	50,233
EUR	7,280,000	USD	7,980,820	9/20/23	42,609
EUR	4,075,017	USD	4,456,019	9/20/23	35,136
EUR	3,087,961	USD	3,385,228	9/20/23	18,073
EUR	2,140,000	USD	2,346,010	9/20/23	12,525
EUR	1,185,154	USD	1,295,962	9/20/23	10,219
EUR	1,117,177	USD	1,224,724	9/20/23	6,539
KRW	19,800,000,000	USD	15,525,917	9/20/23	12,716
KRW	108,171,200,000	USD	85,291,701	9/20/23	(401,165)
PEN	137,877,300	USD	37,775,638	9/20/23	346,884
PEN	21,380,000	USD	5,821,885	9/20/23	89,599
PEN	3,962,000	USD	1,084,974	9/20/23	10,503
PEN	33,531,000	USD	9,394,279	9/20/23	(123,092)
USD	17,511,771	CLP	14,326,380,000	9/20/23	523,756
USD	14,009,424	CLP	11,683,860,000	9/20/23	154,872
USD	14,707,707	CLP	12,289,760,000	9/20/23	134,687
USD	338,689	COP	1,452,100,000	9/20/23	(26,576)
USD	3,500,793	COP	15,007,900,000	9/20/23	(274,331)

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	10,959,463	COP	46,474,700,000	9/20/23	$ (730,896)
USD	14,469,786	COP	62,270,000,000	9/20/23	(1,193,762)
USD	382,054	EUR	348,505	9/20/23	(2,040)
USD	763,190	EUR	697,936	9/20/23	(6,018)
USD	1,268,610	EUR	1,157,209	9/20/23	(6,773)
USD	383,882	EUR	356,198	9/20/23	(8,690)
USD	1,661,314	EUR	1,519,267	9/20/23	(13,100)
USD	3,780,745	EUR	3,448,746	9/20/23	(20,185)
USD	7,056,183	EUR	6,436,558	9/20/23	(37,672)
USD	3,090,180	EUR	2,845,328	9/20/23	(45,711)
USD	8,711,938	EUR	7,946,916	9/20/23	(46,512)
USD	6,046,734	EUR	5,529,722	9/20/23	(47,679)
USD	6,817,943	EUR	6,234,990	9/20/23	(53,760)
USD	10,113,581	EUR	9,225,477	9/20/23	(53,995)
USD	14,444,202	EUR	13,175,813	9/20/23	(77,116)
USD	15,912,992	EUR	14,515,624	9/20/23	(84,958)
USD	16,437,383	EUR	14,993,967	9/20/23	(87,758)
USD	12,795,914	EUR	11,701,828	9/20/23	(100,897)
USD	20,458,542	EUR	18,662,016	9/20/23	(109,226)
USD	21,490,149	EUR	19,603,034	9/20/23	(114,734)
USD	8,713,374	EUR	8,022,965	9/20/23	(128,892)
USD	24,348,627	EUR	22,210,500	9/20/23	(129,995)
USD	25,214,129	EUR	23,000,000	9/20/23	(134,616)
USD	37,557,705	EUR	34,259,650	9/20/23	(200,517)
USD	38,466,381	EUR	35,088,532	9/20/23	(205,368)
USD	11,037,244	EUR	10,241,272	9/20/23	(249,860)
USD	36,961,870	EUR	33,801,528	9/20/23	(291,448)
USD	57,621,828	EUR	52,561,881	9/20/23	(307,637)
USD	64,592,651	EUR	58,920,575	9/20/23	(344,854)
USD	71,122,286	EUR	64,876,823	9/20/23	(379,715)
USD	82,603,785	EUR	75,350,097	9/20/23	(441,014)
USD	19,558,194	PEN	70,830,000	9/20/23	(26,017)
USD	4,270,434	PEN	15,649,000	9/20/23	(56,452)
USD	4,707,596	PEN	17,251,000	9/20/23	(62,236)
USD	11,216,387	PEN	41,115,911	9/20/23	(151,997)
USD	10,878,434	PEN	40,000,000	9/20/23	(181,406)
USD	18,909,757	PEN	69,170,000	9/20/23	(215,471)
USD	20,663,404	PEN	76,000,000	9/20/23	(350,292)
USD	26,913,144	PEN	99,000,000	9/20/23	(459,960)
USD	24,391,137	PHP	1,333,000,000	9/20/23	51,440
USD	36,348,336	PHP	1,988,108,580	9/20/23	46,791
USD	19,945,470	PHP	1,090,000,000	9/20/23	42,792
USD	13,325,889	PHP	728,000,000	9/20/23	33,092
IDR	64,596,619,897	USD	4,291,450	10/17/23	(19,505)

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	147,065,349,516	USD	9,798,478	10/18/23	$ (72,882)
IDR	235,281,000,000	USD	15,677,875	10/18/23	(118,479)
USD	7,758,076	IDR	116,427,000,000	10/18/23	58,628
USD	4,848,786	IDR	72,775,424,764	10/18/23	36,065
					$(1,279,628)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	88,377,320,844	USD	7,459,576	ICBC Standard Bank plc	8/1/23	$ 190,955	$ —
ARS	1,761,900,000	USD	6,400,967	BNP Paribas	8/2/23	—	(446)
USD	6,013,311	ARS	1,761,900,000	BNP Paribas	8/2/23	—	(387,210)
UGX	23,536,565,972	USD	6,519,824	Goldman Sachs International	8/3/23	—	(19,003)
UGX	23,536,565,971	USD	6,519,824	Goldman Sachs International	8/3/23	—	(19,003)
USD	12,322,809	UGX	47,073,131,943	Standard Chartered Bank	8/3/23	—	(678,833)
EUR	7,299,069	USD	8,197,862	Standard Chartered Bank	8/4/23	—	(171,769)
KES	263,640,000	USD	1,958,708	Standard Chartered Bank	8/4/23	—	(117,055)
USD	1,847,022	EUR	1,648,967	Citibank, N.A.	8/4/23	33,810	—
USD	6,941,866	EUR	6,371,000	Citibank, N.A.	8/4/23	—	(63,717)
USD	111,654	EUR	99,643	HSBC Bank USA, N.A.	8/4/23	2,085	—
USD	1,837,768	EUR	1,634,574	UBS AG	8/4/23	40,382	—
USD	1,269,742	EUR	1,140,736	UBS AG	8/4/23	15,383	—
USD	1,734,474	KES	263,640,000	Standard Chartered Bank	8/4/23	—	(107,179)
USD	118,920,598	CNH	817,205,700	Citibank, N.A.	8/8/23	4,519,122	—
USD	6,192,197	TRY	157,230,404	Standard Chartered Bank	8/8/23	376,667	—
BRL	201,341,855	USD	41,690,000	Goldman Sachs International	8/9/23	829,794	—
USD	41,690,000	BRL	201,717,065	Goldman Sachs International	8/9/23	—	(909,032)
ILS	88,629,123	USD	23,868,683	Citibank, N.A.	8/11/23	245,035	—
MYR	41,800,000	USD	9,480,608	Credit Agricole Corporate and Investment Bank	8/15/23	—	(201,408)
MYR	11,909,000	USD	2,699,535	Goldman Sachs International	8/15/23	—	(55,851)
USD	11,665,725	MYR	53,709,000	Goldman Sachs International	8/15/23	—	(257,159)
UZS	44,027,233,638	USD	3,718,504	ICBC Standard Bank plc	8/15/23	69,578	—
USD	3,870,912	ARS	1,184,112,000	Goldman Sachs International	8/18/23	—	(125,573)
USD	8,986,098	UGX	34,012,379,000	Goldman Sachs International	8/22/23	—	(378,390)
OMR	14,300,000	USD	37,090,168	Standard Chartered Bank	8/23/23	47,227	—
USD	36,694,600	OMR	14,300,000	Standard Chartered Bank	8/23/23	—	(442,795)
ILS	83,228,924	USD	23,236,944	Barclays Bank PLC	8/24/23	—	(581,857)
ILS	86,769,103	USD	24,244,968	HSBC Bank USA, N.A.	8/24/23	—	(626,237)
ILS	15,255,775	USD	4,120,731	BNP Paribas	8/28/23	32,522	—
ILS	15,255,775	USD	4,109,239	Citibank, N.A.	8/28/23	44,015	—
ILS	13,868,887	USD	3,729,905	Goldman Sachs International	8/28/23	45,780	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	37,550,000	USD	8,174,595	Barclays Bank PLC	8/30/23	$ 170,341	$ —
MYR	16,800,000	USD	3,665,321	Goldman Sachs International	8/30/23	68,232	—
USD	11,804,952	MYR	54,350,000	Goldman Sachs International	8/30/23	—	(273,536)
ISK	915,862,918	EUR	6,073,362	JPMorgan Chase Bank, N.A.	8/31/23	272,514	—
ISK	915,863,000	EUR	6,046,098	JPMorgan Chase Bank, N.A.	9/5/23	297,447	—
UZS	53,155,534,000	USD	4,612,194	ICBC Standard Bank plc	9/5/23	—	(63,137)
ISK	822,444,819	EUR	5,415,096	JPMorgan Chase Bank, N.A.	9/6/23	282,116	—
USD	9,533,630	UGX	36,733,368,428	Standard Chartered Bank	9/6/23	—	(554,052)
BRL	143,361,198	USD	29,460,000	Citibank, N.A.	9/11/23	648,235	—
USD	8,775,764	BRL	47,038,097	Citibank, N.A.	9/11/23	—	(1,103,018)
UZS	46,419,642,898	USD	4,010,336	ICBC Standard Bank plc	9/15/23	—	(39,899)
USD	3,161,573	UGX	12,267,000,000	Standard Chartered Bank	9/18/23	—	(201,322)
ZAR	46,457,787	USD	2,530,381	UBS AG	9/18/23	56,343	—
AUD	20,000,000	USD	13,058,420	Citibank, N.A.	9/20/23	398,017	—
AUD	28,497,000	USD	19,481,974	Citibank, N.A.	9/20/23	—	(308,570)
AUD	29,034,000	USD	19,843,868	Citibank, N.A.	9/20/23	—	(309,159)
AUD	48,300,000	USD	32,541,120	Standard Chartered Bank	9/20/23	—	(43,826)
AUD	27,114,000	USD	18,533,498	Standard Chartered Bank	9/20/23	—	(290,607)
AUD	25,330,670	USD	16,545,994	UBS AG	9/20/23	497,034	—
CAD	45,100,000	USD	33,860,252	Bank of America, N.A.	9/20/23	364,230	—
CAD	28,702,689	USD	21,500,783	Bank of America, N.A.	9/20/23	280,474	—
CAD	12,000,000	USD	9,025,650	Bank of America, N.A.	9/20/23	80,643	—
CZK	93,000,000	EUR	3,885,200	Goldman Sachs International	9/20/23	—	(10,099)
CZK	186,270,000	EUR	7,782,002	Goldman Sachs International	9/20/23	—	(20,582)
CZK	186,000,000	EUR	7,768,622	UBS AG	9/20/23	—	(18,238)
EUR	2,785,986	PLN	12,503,171	BNP Paribas	9/20/23	—	(43,337)
EUR	1,403,515	PLN	6,300,000	HSBC Bank USA, N.A.	9/20/23	—	(22,129)
EUR	2,785,143	PLN	12,500,000	HSBC Bank USA, N.A.	9/20/23	—	(43,477)
HUF	1,509,459,584	EUR	3,827,170	Goldman Sachs International	9/20/23	22,065	—
HUF	1,207,567,667	EUR	3,119,264	Goldman Sachs International	9/20/23	—	(45,751)
HUF	3,924,594,921	EUR	10,237,095	Goldman Sachs International	9/20/23	—	(258,335)
HUF	4,000,000,000	EUR	10,435,690	Goldman Sachs International	9/20/23	—	(265,399)
HUF	1,200,624,155	EUR	3,100,539	Standard Chartered Bank	9/20/23	—	(44,618)
HUF	3,828,158,753	EUR	10,065,398	Standard Chartered Bank	9/20/23	—	(339,994)
HUF	1,450,000,000	EUR	3,739,699	UBS AG	9/20/23	—	(48,553)
HUF	7,744,327,251	EUR	20,414,728	UBS AG	9/20/23	—	(745,697)
ISK	2,976,175,073	EUR	19,768,682	JPMorgan Chase Bank, N.A.	9/20/23	792,720	—
ISK	892,966,345	EUR	5,924,277	JPMorgan Chase Bank, N.A.	9/20/23	245,653	—
ISK	915,862,918	EUR	6,085,468	JPMorgan Chase Bank, N.A.	9/20/23	241,717	—
JPY	6,074,457,667	USD	44,177,659	Bank of America, N.A.	9/20/23	—	(1,152,778)
MYR	24,890,000	USD	5,428,275	Barclays Bank PLC	9/20/23	110,563	—
MYR	20,400,000	USD	4,445,413	Goldman Sachs International	9/20/23	94,254	—
MYR	18,550,000	USD	4,049,776	State Street Bank and Trust Company	9/20/23	78,205	—
NZD	34,078,699	USD	21,001,918	Citibank, N.A.	9/20/23	165,698	—
NZD	6,250,000	USD	3,851,731	Citibank, N.A.	9/20/23	30,389	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NZD	1,224,378	USD	735,042	Citibank, N.A.	9/20/23	$ 25,467	$ —
NZD	4,250,000	USD	2,619,177	Citibank, N.A.	9/20/23	20,664	—
THB	912,924	USD	26,465	Standard Chartered Bank	9/20/23	328	—
THB	300,000	USD	8,724	Standard Chartered Bank	9/20/23	80	—
USD	2,825,104	CAD	3,760,000	Bank of America, N.A.	9/20/23	—	(28,201)
USD	3,373,292	CAD	4,490,000	Bank of America, N.A.	9/20/23	—	(33,979)
USD	4,334,778	CAD	5,770,000	Bank of America, N.A.	9/20/23	—	(43,831)
USD	15,092,326	CAD	20,120,000	Bank of America, N.A.	9/20/23	—	(175,890)
USD	21,549,452	CAD	28,702,689	Bank of America, N.A.	9/20/23	—	(231,805)
USD	17,237,264	CAD	22,960,000	JPMorgan Chase Bank, N.A.	9/20/23	—	(186,108)
USD	3,620,197	MXN	64,300,000	Standard Chartered Bank	9/20/23	—	(185,963)
USD	26,380,528	MXN	465,400,000	Standard Chartered Bank	9/20/23	—	(1,168,257)
USD	15,736,248	MXN	279,000,000	UBS AG	9/20/23	—	(778,817)
USD	16,245,908	MXN	287,620,800	UBS AG	9/20/23	—	(779,455)
USD	6,529,546	MYR	30,000,000	Barclays Bank PLC	9/20/23	—	(146,434)
USD	553,015	MYR	2,540,000	Credit Agricole Corporate and Investment Bank	9/20/23	—	(12,218)
USD	6,816,202	MYR	31,300,000	State Street Bank and Trust Company	9/20/23	—	(149,070)
USD	19,866,608	NZD	32,236,491	Citibank, N.A.	9/20/23	—	(156,741)
USD	7,554,535	NZD	12,422,464	Citibank, N.A.	9/20/23	—	(161,544)
USD	84,183,438	NZD	136,600,000	Citibank, N.A.	9/20/23	—	(664,178)
USD	35,397,633	NZD	57,500,000	UBS AG	9/20/23	—	(317,872)
USD	239,941	THB	8,277,000	Standard Chartered Bank	9/20/23	—	(2,974)
USD	4,167,583	UYU	162,244,000	Citibank, N.A.	9/20/23	—	(146,015)
USD	5,252,272	UYU	204,576,000	Citibank, N.A.	9/20/23	—	(186,811)
USD	8,890,356	ZAR	167,000,000	Barclays Bank PLC	9/20/23	—	(406,355)
USD	17,940,419	ZAR	337,000,000	Barclays Bank PLC	9/20/23	—	(820,009)
USD	8,938,465	ZAR	168,266,607	Citibank, N.A.	9/20/23	—	(428,756)
USD	17,947,145	ZAR	337,855,000	Citibank, N.A.	9/20/23	—	(860,880)
USD	8,866,707	ZAR	167,000,000	HSBC Bank USA, N.A.	9/20/23	—	(430,003)
USD	17,892,697	ZAR	337,000,000	HSBC Bank USA, N.A.	9/20/23	—	(867,731)
USD	2,839,327	ZAR	53,000,000	JPMorgan Chase Bank, N.A.	9/20/23	—	(111,126)
USD	405,152	ZMW	8,386,651	Goldman Sachs International	9/20/23	—	(32,959)
ZAR	244,543,882	USD	13,581,999	Citibank, N.A.	9/20/23	31,497	—
ZAR	58,649,043	USD	3,250,616	Goldman Sachs International	9/20/23	14,313	—
ZAR	244,273,264	USD	13,562,524	HSBC Bank USA, N.A.	9/20/23	35,906	—
ZAR	58,649,043	USD	3,251,329	Standard Chartered Bank	9/20/23	13,601	—
USD	7,520,129	KES	1,171,795,907	Standard Chartered Bank	9/21/23	—	(436,627)
USD	6,890,690	EGP	254,611,000	Goldman Sachs International	9/25/23	—	(1,152,526)
USD	3,663,475	EGP	133,900,000	HSBC Bank USA, N.A.	9/25/23	—	(566,455)
EGP	435,372,355	USD	12,050,162	Citibank, N.A.	9/28/23	1,685,747	—
USD	6,891,023	EGP	252,556,000	Goldman Sachs International	9/28/23	—	(1,077,067)
USD	13,782,014	EGP	504,594,000	Goldman Sachs International	9/28/23	—	(2,137,823)
USD	6,466,090	UGX	23,536,565,971	Goldman Sachs International	9/29/23	24,006	—
UZS	46,590,925,423	USD	3,893,934	ICBC Standard Bank plc	10/13/23	67,491	—

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,430,756	UGX	23,536,565,972	Goldman Sachs International	10/31/23	$ 11,756	$ —
OMR	10,000,000	USD	25,940,545	Standard Chartered Bank	11/6/23	24,684	—
OMR	5,300,000	USD	13,755,872	Standard Chartered Bank	11/6/23	5,699	—
USD	48,448,681	OMR	18,858,800	Standard Chartered Bank	11/6/23	—	(518,625)
UZS	23,620,880,922	USD	2,005,168	ICBC Standard Bank plc	11/27/23	—	(30,836)
USD	3,418,241	KES	553,759,398	Standard Chartered Bank	12/21/23	—	(264,502)
HUF	792,286,108	EUR	1,943,833	BNP Paribas	1/11/24	33,820	—
HUF	717,173,477	EUR	1,768,992	UBS AG	1/11/24	20,143	—
HUF	2,415,135,335	EUR	6,008,397	UBS AG	1/11/24	11,084	—
USD	61,359	EGP	2,209,540	Goldman Sachs International	1/22/24	—	(2,766)
HUF	3,860,572,749	EUR	9,045,391	Barclays Bank PLC	1/30/24	601,979	—
USD	12,218,559	UGX	48,141,120,629	Deutsche Bank AG	2/6/24	—	(763,122)
USD	28,368,794	OMR	11,000,000	Standard Chartered Bank	2/22/24	—	(180,800)
USD	26,205,980	SAR	98,600,000	Standard Chartered Bank	3/14/24	—	(48,458)
USD	12,408,845	BHD	4,730,872	Standard Chartered Bank	3/18/24	—	(99,327)
USD	17,098,499	BHD	6,518,000	Standard Chartered Bank	3/18/24	—	(134,743)
USD	3,671,357	EGP	146,120,000	HSBC Bank USA, N.A.	3/25/24	—	(397,384)
NGN	495,390,017	USD	582,812	JPMorgan Chase Bank, N.A.	6/20/24	—	(2,900)
NGN	2,601,891,623	USD	3,153,808	Societe Generale	6/21/24	—	(108,879)
NGN	1,352,433,739	USD	1,591,111	Standard Chartered Bank	6/24/24	—	(9,780)
NGN	1,393,006,751	USD	1,591,111	Standard Chartered Bank	6/26/24	36,709	—
NGN	1,313,023,184	USD	1,475,319	Standard Chartered Bank	7/3/24	55,904	—
NGN	1,414,379,737	USD	1,571,533	Societe Generale	7/8/24	75,489	—
USD	9,048,690	SAR	34,000,000	Standard Chartered Bank	7/15/24	—	(1,314)
USD	26,650,006	OMR	10,530,750	Standard Chartered Bank	8/29/24	—	(645,921)
USD	7,657,092	BHD	2,927,000	Standard Chartered Bank	6/13/25	—	(27,719)
USD	35,111,769	BHD	13,422,878	Standard Chartered Bank	6/18/25	—	(127,035)
USD	11,380,379	SAR	42,945,000	Standard Chartered Bank	6/18/25	—	(30,118)
						$14,485,612	$(29,667,339)

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/11/23	COP	13,827,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	$3,541,909	$(15,513)
8/11/23	COP	13,827,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,526,396	63,574
8/11/23	COP	9,217,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,350,676	13,112
8/11/23	COP	9,217,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	2,347,914	2,762
						$63,935
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
WTI Crude Oil	1,706	Long	11/20/23	$ 137,077,100	$ 11,499,974
WTI Crude Oil	(1,685)	Short	8/22/23	(137,833,000)	(12,840,767)
Equity Futures
Hang Seng Index	46	Long	8/30/23	5,987,912	343,460
Nikkei 225 Index	117	Long	9/7/23	19,477,575	624,711
Euro Stoxx 50 Index	(971)	Short	9/15/23	(48,004,059)	(1,756,190)
IFSC Nifty 50 Index	(733)	Short	8/31/23	(29,088,372)	(7,667)
SPI 200 Index	(113)	Short	9/21/23	(14,012,162)	(423,338)
Interest Rate Futures
Long Gilt	453	Long	9/27/23	55,885,877	129,016
U.S. 5-Year Treasury Note	131	Long	9/29/23	13,993,461	(40,299)
U.S. Ultra-Long Treasury Bond	293	Long	9/20/23	38,740,094	(814,997)
Euro-Bobl	(865)	Short	9/7/23	(110,219,251)	1,037,780
Euro-Bund	(652)	Short	9/7/23	(95,344,276)	1,054,126
Euro-Buxl	(26)	Short	9/7/23	(3,847,240)	(15,193)
Japan 10-Year Bond	(115)	Short	9/12/23	(118,665,870)	847,697
U.S. 10-Year Treasury Note	(475)	Short	9/20/23	(52,917,969)	380,865
					$19,178

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	11,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 1,858,671
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,843,161
EUR	10,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	1,843,161
EUR	11,410	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	2,033,997
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(2,465,753)
EUR	10,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(2,469,852)
EUR	11,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(2,488,374)
EUR	11,410	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(2,804,025)
EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(2,461,662)
EUR	7,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	(554,666)
EUR	26,300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.72% (pays upon termination)	6/15/53	(907,138)
USD	75,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.48% (pays upon termination)	3/16/28	707,030
USD	50,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.49% (pays upon termination)	3/16/28	451,835
USD	64,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.48% (pays upon termination)	3/20/28	587,512
USD	65,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.41% (pays upon termination)	6/5/28	689,159
USD	26,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	7/31/28	37,752
USD	9,489	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	154,191
USD	4,900	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	4/3/33	23,665
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	4/3/33	38,542
USD	51,550	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(2,038,460)
USD	18,160	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(731,821)

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	34,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	$ 1,251,395
USD	17,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	623,905
USD	18,140	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	812,751
USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	539,135
USD	18,700	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.43% (pays upon termination)	7/18/52	747,218
USD	10,710	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	357,886
							$(2,320,785)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	78,592,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.38% (pays semi-annually)	1/20/24	$ 194,882	$ —	$ 194,882
CLP	275,072,560	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.39% (pays semi-annually)	1/21/24	739,138	—	739,138
CLP	139,437,490	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.22% (pays semi-annually)	1/27/24	361,547	—	361,547
CLP	166,374,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	9.26% (pays semi-annually)	1/28/24	495,587	—	495,587
CLP	3,456,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	(49,037)	—	(49,037)
CLP	6,182,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	(90,690)	—	(90,690)
CLP	6,138,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	(101,854)	—	(101,854)
CLP	6,138,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	(107,759)	—	(107,759)
CLP	6,138,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	(116,615)	—	(116,615)
CLP	5,428,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	(105,737)	—	(105,737)

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	3,325,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	$ (65,570)	$ —	$ (65,570)
CLP	4,624,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	(98,972)	—	(98,972)
CLP	5,288,800	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	(117,017)	—	(117,017)
CLP	40,832,380	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	517,447	13,099	530,546
CLP	13,713,620	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	248,692	—	248,692
CLP	11,010,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	157,860	—	157,860
CLP	12,557,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.20% (pays semi-annually)	6/22/33	(64,949)	—	(64,949)
COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	2,321,210	—	2,321,210
COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(1,148,464)	—	(1,148,464)
COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,732,420)	—	(1,732,420)
COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(2,336,301)	—	(2,336,301)
COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(1,124,268)	—	(1,124,268)
COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	416,238	—	416,238
COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	175,845	—	175,845
COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	802,708	—	802,708
COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	552,473	—	552,473
COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	164,809	—	164,809
COP	15,771,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	407,414	—	407,414

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	27,035,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	$ (494,613)	$ —	$ (494,613)
COP	35,344,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	467,980	—	467,980
COP	76,566,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	938,329	—	938,329
COP	7,565,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(53,354)	(100)	(53,454)
COP	14,525,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	(111,181)	—	(111,181)
COP	112,240,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.26% (pays quarterly)	6/21/28	(1,479,931)	—	(1,479,931)
COP	21,848,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.58% (pays quarterly)	3/15/33	(631,520)	—	(631,520)
COP	34,316,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.61% (pays quarterly)	3/15/33	(1,009,109)	—	(1,009,109)
COP	21,325,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.67% (pays quarterly)	3/15/33	(648,468)	—	(648,468)
CZK	569,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.18% (pays annually)	9/20/28	74,972	—	74,972
CZK	155,489	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	24,807	—	24,807
CZK	310,979	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	66,285	—	66,285
CZK	467,532	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	112,724	—	112,724
EUR	3,471	Pays	6-month EURIBOR (pays semi-annually)	3.06% (pays annually)	10/11/26	11,411	—	11,411
EUR	1,211	Pays	6-month EURIBOR (pays semi-annually)	2.99% (pays annually)	10/26/26	(233)	—	(233)
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	56,276	(53)	56,223
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	47,500	—	47,500
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	32,803	—	32,803
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	18,046	—	18,046
EUR	4,515	Receives	1-day Euro Short-Term Rate (pays annually)	(0.03)% (pays annually)	11/9/31	1,151,731	—	1,151,731
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	19,694	—	19,694

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	$ 45,757	$ —	$ 45,757
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	32,880	—	32,880
EUR	6,500	Receives	1-day Euro Short-Term Rate (pays annually)	0.82% (pays annually)	3/17/52	2,640,783	(1,497)	2,639,286
EUR	8,950	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	3,572,912	643	3,573,555
EUR	3,019	Receives	1-day Euro Short-Term Rate (pays annually)	0.87% (pays annually)	3/18/52	1,196,230	(106)	1,196,124
EUR	1,770	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	535,850	33	535,883
HUF	607,981	Pays	6-month HUF BUBOR (pays semi-annually)	7.95% (pays annually)	4/25/33	66,972	—	66,972
HUF	3,776,964	Pays	6-month HUF BUBOR (pays semi-annually)	7.90% (pays annually)	4/27/33	420,261	—	420,261
HUF	5,920,391	Pays	6-month HUF BUBOR (pays semi-annually)	8.08% (pays annually)	5/25/33	975,723	—	975,723
HUF	1,888,482	Pays	6-month HUF BUBOR (pays semi-annually)	7.88% (pays annually)	6/5/33	256,749	—	256,749
INR	982,800	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.50% (pays semi-annually)	9/20/25	(22,479)	—	(22,479)
INR	3,957,200	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.50% (pays semi-annually)	9/20/25	(90,509)	—	(90,509)
INR	4,604,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.50% (pays semi-annually)	9/20/25	(105,303)	—	(105,303)
INR	4,030,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.52% (pays semi-annually)	9/20/25	(74,330)	—	(74,330)
INR	2,482,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.52% (pays semi-annually)	9/20/25	(45,090)	—	(45,090)
JPY	6,104,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	(143,651)	—	(143,651)
JPY	559,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	(3,114)	—	(3,114)
JPY	5,588,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	(57,200)	—	(57,200)
JPY	537,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(28,328)	—	(28,328)
JPY	478,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.28% (pays annually)	3/15/53	(28,558)	—	(28,558)
JPY	510,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	(35,614)	—	(35,614)

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	1,218,600	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.29% (pays annually)	3/15/53	$ (88,383)	$ —	$ (88,383)
JPY	1,128,100	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(93,987)	—	(93,987)
JPY	1,123,900	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.30% (pays annually)	3/15/53	(98,688)	—	(98,688)
KRW	12,965,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.57% (pays quarterly)	6/21/28	(7,025)	—	(7,025)
KRW	12,965,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.60% (pays quarterly)	6/21/28	9,493	—	9,493
KRW	13,412,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.61% (pays quarterly)	6/21/28	12,262	—	12,262
KRW	20,704,100	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	1.65% (pays quarterly)	7/19/31	(2,163,837)	—	(2,163,837)
KRW	4,747,173	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.23% (pays quarterly)	6/21/33	(94,749)	—	(94,749)
KRW	28,753,581	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	6/21/33	(425,952)	—	(425,952)
KRW	5,306,360	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	6/21/33	(71,782)	—	(71,782)
KRW	5,345,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.35% (pays quarterly)	6/21/33	(62,896)	—	(62,896)
KRW	14,189,521	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	6/21/33	(111,254)	—	(111,254)
KRW	4,881,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	(74,518)	—	(74,518)
KRW	3,543,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(50,520)	—	(50,520)
KRW	887,765	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(12,360)	—	(12,360)
KRW	4,723,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	(58,776)	—	(58,776)
KRW	4,723,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	(56,244)	—	(56,244)
KRW	7,533,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	(58,058)	—	(58,058)

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	7,690,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	$ 157	$ —	$ 157
KRW	15,536,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	39,466	—	39,466
KRW	7,156,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	18,660	—	18,660
KRW	6,120,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	17,603	—	17,603
KRW	7,250,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	35,469	—	35,469
MXN	1,044,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.19% (pays monthly)	2/18/28	1,474,046	—	1,474,046
MXN	30,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.73% (pays monthly)	4/17/28	14,183	—	14,183
PLN	54,770	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/14/26	934,427	—	934,427
PLN	163,380	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	2,791,049	—	2,791,049
PLN	85,600	Receives	6-month PLN WIBOR (pays semi-annually)	3.39% (pays annually)	12/15/26	670,563	—	670,563
PLN	48,710	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	(717,988)	—	(717,988)
PLN	55,790	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(1,110,249)	—	(1,110,249)
PLN	28,570	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(646,856)	—	(646,856)
PLN	32,630	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(950,432)	—	(950,432)
PLN	142,365	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	9/20/33	(233,260)	—	(233,260)
PLN	73,516	Receives	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/20/33	(133,499)	—	(133,499)
PLN	45,484	Receives	6-month PLN WIBOR (pays semi-annually)	4.82% (pays annually)	9/20/33	(179,890)	—	(179,890)
SEK	371,155	Pays	3-month SEK STIBOR (pays quarterly)	2.71% (pays annually)	12/21/27	482,467	—	482,467
SEK	371,155	Receives	3-month SEK STIBOR (pays quarterly)	2.71% (pays annually)	12/21/27	155,484	(589,537)	(434,053)
USD	4,050	Receives	SOFR (pays annually)	1.21% (pays annually)	11/29/26	477,527	—	477,527
USD	29,282	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	1,830,384	14,539	1,844,923
USD	75,000	Pays	SOFR (pays annually)	3.55% (pays semi-annually)	3/16/28	(1,723,363)	—	(1,723,363)
USD	50,000	Pays	SOFR (pays annually)	3.57% (pays semi-annually)	3/16/28	(1,190,179)	—	(1,190,179)

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	64,000	Pays	SOFR (pays annually)	3.56% (pays annually)	3/20/28	$(1,601,309)	$ —	$(1,601,309)
USD	65,000	Pays	SOFR (pays annually)	3.49% (pays annually)	6/5/28	(1,607,097)	—	(1,607,097)
USD	26,500	Pays	SOFR (pays annually)	3.95% (pays annually)	7/31/28	(35,409)	—	(35,409)
USD	20,282	Receives	SOFR (pays annually)	1.94% (pays annually)	3/17/32	2,889,287	1,007	2,890,294
USD	10,205	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	(620,208)	—	(620,208)
USD	4,900	Pays	SOFR (pays annually)	3.27% (pays annually)	4/3/33	(203,116)	—	(203,116)
USD	10,000	Pays	SOFR (pays annually)	3.28% (pays annually)	4/3/33	(405,340)	—	(405,340)
USD	11,680	Pays	SOFR (pays annually)	3.22% (pays annually)	6/6/33	(66,557)	—	(66,557)
USD	16,350	Pays	SOFR (pays annually)	3.25% (pays annually)	6/6/33	(79,523)	—	(79,523)
USD	15,770	Pays	SOFR (pays annually)	3.26% (pays annually)	6/7/33	(69,555)	—	(69,555)
USD	14,600	Pays	SOFR (pays annually)	3.26% (pays annually)	6/14/33	(61,564)	—	(61,564)
USD	900	Receives	SOFR (pays annually)	1.43% (pays annually)	11/9/51	335,844	—	335,844
USD	18,700	Pays	SOFR (pays annually)	2.60% (pays semi-annually)	7/18/52	(2,736,310)	—	(2,736,310)
ZAR	433,938	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(618,730)	206	(618,524)
ZAR	649,365	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	(864,734)	350	(864,384)
ZAR	642,466	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	58,859	816	59,675
ZAR	603,659	Pays	3-month ZAR JIBAR (pays quarterly)	8.39% (pays quarterly)	2/24/28	61,981	771	62,752
ZAR	676,098	Pays	3-month ZAR JIBAR (pays quarterly)	8.26% (pays quarterly)	2/27/28	(159,351)	747	(158,604)
ZAR	646,777	Pays	3-month ZAR JIBAR (pays quarterly)	8.38% (pays quarterly)	2/27/28	17,474	819	18,293
Total						$783,424	$(558,263)	$225,161

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	$86,100	1.00% (pays quarterly)(1)	1.98%	6/20/28	$(3,496,124)	$6,055,651	$2,559,527
Total	$86,100				$(3,496,124)	$6,055,651	$2,559,527
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$18,213	1.00% (pays quarterly)(1)	6/20/28	$ (707,855)	$ 679,582	$ (28,273)
Finland	18,801	0.25% (pays quarterly)(1)	6/20/28	(49,192)	(8,420)	(57,612)
France	87,573	0.25% (pays quarterly)(1)	6/20/28	(36,905)	(195,752)	(232,657)
Germany	85,444	0.25% (pays quarterly)(1)	6/20/28	(474,612)	345,854	(128,758)
Hungary	19,438	1.00% (pays quarterly)(1)	6/20/28	420,696	(622,042)	(201,347)
Malaysia	115,000	1.00% (pays quarterly)(1)	6/20/28	(3,052,107)	773,976	(2,278,130)
Malaysia	171,450	1.00% (pays quarterly)(1)	6/20/28	(4,550,293)	1,372,573	(3,177,720)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	860	1.00% (pays quarterly)(1)	6/20/24	(5,662)	(23,421)	(29,083)
Markit CDX Emerging Markets Index (CDX.EM.39.V1)	100,600	1.00% (pays quarterly)(1)	6/20/28	3,697,273	(6,319,315)	(2,622,042)
Markit CDX North America High Yield Index (CDX.NA.HY.40.V1)	122,000	5.00% (pays quarterly)(1)	6/20/28	(5,049,451)	(170,136)	(5,219,587)
Philippines	66,000	1.00% (pays quarterly)(1)	6/20/28	(1,005,047)	(282,180)	(1,287,227)
Poland	73,949	1.00% (pays quarterly)(1)	6/20/28	(1,117,857)	(152,336)	(1,270,192)
Qatar	62,500	1.00% (pays quarterly)(1)	6/20/28	(1,872,386)	1,401,780	(470,606)
Saudi Arabia	265,800	1.00% (pays quarterly)(1)	6/20/28	(6,312,010)	3,617,333	(2,694,677)
South Africa	459,827	1.00% (pays quarterly)	6/20/28	23,996,389	(32,839,554)	(8,843,165)
South Africa	58,700	1.00% (pays quarterly)(1)	6/20/29	4,663,588	(5,045,737)	(382,149)
South Africa	9,464	1.00% (pays quarterly)(1)	6/20/31	1,153,487	(1,138,341)	15,146
Spain	127,300	1.00% (pays quarterly)(1)	6/20/28	(3,044,407)	2,743,076	(301,331)

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
United Kingdom	$85,267	1.00% (pays quarterly)(1)	6/20/28	$(2,787,900)	$ 2,668,363	$ (119,537)
Total				$3,865,749	$(33,194,697)	$(29,328,947)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Goldman Sachs International	$19,880	1.00% (pays quarterly)(1)	0.44%	6/20/24	$119,452	$(52,702)	$66,750
Total		$19,880				$119,452	$(52,702)	$66,750
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$19,840	1.00% (pays quarterly)(1)	6/20/28	$ (599,585)	$ 558,771	$ (40,814)
Dubai	Barclays Bank PLC	6,348	1.00% (pays quarterly)(1)	12/20/24	(67,384)	(29,289)	(96,673)
Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(101,606)	(44,202)	(145,809)
Romania	Barclays Bank PLC	19,120	1.00% (pays quarterly)(1)	6/20/28	559,407	(994,093)	(434,686)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(507,076)	(370,339)	(877,414)
Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(1)	6/20/33	(941,114)	(182,236)	(1,123,350)
Sweden	Barclays Bank PLC	41,185	0.25% (pays quarterly)(1)	6/20/28	(198,056)	135,072	(62,984)
Total					$(1,855,414)	$(926,316)	$(2,781,730)

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2023, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $105,980,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	347,000	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	8/25/23	$(334,789)
BNP Paribas	USD	130,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	8/25/23	(127,855)
Citibank, N.A.	KRW	49,000	Positive Return on KOSPI 200 Index Futures 9/2023 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 9/2023 (pays upon termination)	9/14/23	52,346
Citibank, N.A.	KRW	21,750	Positive Return on KOSPI 200 Index Futures 9/2023 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 9/2023 (pays upon termination)	9/14/23	(24,428)
						$(434,726)

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 7,890,662,080 (pays semi-annually)*	1.41% on CLP equivalent of CLF 224,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$278,521
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,698,942,950 (pays semi-annually)*	2.10% on CLP equivalent of CLF 85,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(382,385)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 8,224,633,060 (pays semi-annually)*	2.25% on CLP equivalent of CLF 259,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(1,305,376)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,531,614,475 (pays semi-annually)*	1.85% on CLP equivalent of CLF 47,900 (pays semi-annually)*	Not Applicable/ 4/20/32	(164,599)
				$(1,573,839)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
LIBOR	– London Interbank Offered Rate

MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
STIBOR	– Stockholm Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AMD	– Armenian Dram
ARS	– Argentine Peso
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel

INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
LKR	– Sri Lankan Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

THB	– Thai Baht
TRY	– Turkish Lira
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar

UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2023 were $14,345,275 or 0.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
At July 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Restricted Securities
At July 31, 2023, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$ 8,269,746
Sussex Capital, Ltd., Designated Investment Series 14	1/24/22	1,114	1,107,140	178,563
Sussex Capital, Ltd., Designated Investment Series 14	11/30/22	1,081	1,080,115	632,069
Sussex Capital, Ltd., Series 14, Preference Shares	6/1/21	7,500	5,312,745	7,487,147
Total Restricted Securities			$16,100,000	$16,567,525

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $167,112,755, which represents 7.0% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$118,583,106	$1,745,386,315	$(1,696,856,666)	$ —	$ —	$167,112,755	$5,951,966	167,112,755
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 64,813,442	$ —	$ 64,813,442
Common Stocks	1,456,870	130,312,805*	655,977	132,425,652
Convertible Bonds	—	3,826,824	—	3,826,824
Foreign Corporate Bonds	—	77,011,594	0	77,011,594
Loan Participation Notes	—	—	54,586,854	54,586,854
Reinsurance Side Cars	—	—	17,642,735	17,642,735
Senior Floating-Rate Loans	—	17,118,640	600,321	17,718,961
Sovereign Government Bonds	—	1,284,333,328	—	1,284,333,328
Sovereign Loans	—	100,657,317	—	100,657,317
U.S. Government Guaranteed Small Business Administration Loans	—	14,572,676	—	14,572,676
Warrants	176,539	—	—	176,539
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	167,112,755	—	—	167,112,755
Repurchase Agreements	—	147,626,033	—	147,626,033
Sovereign Government Securities	—	17,186,736	—	17,186,736
U.S. Treasury Obligations	—	95,893,047	—	95,893,047
Purchased Currency Options	—	7,213,463	—	7,213,463
Purchased Credit Default Swaptions	—	101,640	—	101,640
Total Investments	$168,746,164	$1,960,667,545	$73,485,887	$2,202,899,596

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 23,147,083	$ —	$ 23,147,083
Non-Deliverable Bond Forward Contracts	—	79,448	—	79,448
Futures Contracts	15,574,169	343,460	—	15,917,629
Swap Contracts	—	82,191,335	—	82,191,335
Total	$184,320,333	$2,066,428,871	$73,485,887	$2,324,235,091
Liability Description
Securities Sold Short	$ —	$ (148,936,907)	$ —	$ (148,936,907)
Written Currency Options	—	(220,028)	—	(220,028)
Forward Foreign Currency Exchange Contracts	—	(39,608,438)	—	(39,608,438)
Non-Deliverable Bond Forward Contracts	—	(15,513)	—	(15,513)
Futures Contracts	(13,718,923)	(2,179,528)	—	(15,898,451)
Swap Contracts	—	(87,103,598)	—	(87,103,598)
Total	$(13,718,923)	$ (278,064,012)	$ —	$ (291,782,935)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars**	Senior Floating-Rate Loans	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$467,194	$0	$43,646,597	$20,645,423	$608,224	$ 65,632,437	$5,286,231	$136,286,106
Realized gains (losses)	—	—	(4,393,471)	—	61,840	—	—	(4,331,631)
Change in net unrealized appreciation (depreciation)	188,783	—	4,141,680	3,154,394	13,585	—	—	7,498,442
Cost of purchases	—	—	40,909,578	2,187,255	—	—	—	43,096,833
Proceeds from sales, including return of capital	—	—	(29,801,955)	(8,344,337)	(132,393)	—	—	(38,278,685)
Accrued discount (premium)	—	—	84,425	—	49,065	—	—	133,490
Transfers to Level 3	—	—	—	—	—	—	—	—
Transfers from Level 3(1)	—	—	—	—	—	(65,632,437)	(5,286,231)	(70,918,668)
Balance as of July 31, 2023	$655,977	$0	$ 54,586,854	$17,642,735	$ 600,321	$ —	$ —	$ 73,485,887
Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2023	$188,783	$ —	$ 2,293,133	$ 2,511,664	$ (17,515)	$ —	$ —	$ 4,976,065
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at July 31, 2023.

Global Macro Absolute Return Advantage Portfolio
July 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of July 31, 2023:
Type of Investment	Fair Value as of July 31, 2023	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Common Stocks	$655,977	Market Approach	EBITDA Multiple Discount Rate	15%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	54,586,854	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.92% - 8.32%**	Decrease
Senior Floating-Rate Loans	600,321	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 6.66% based on relative principal amounts.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.